UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA CALIFORNIA BOND FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CALIFORNIA BOND FUND
JUNE 30, 2009




















                                                                      (Form N-Q)

48500-0809                                  (C)2009, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

June 30, 2009 (unaudited)


CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: California State Teachers' Retirement System, Dexia Credit Local, or Landesbank Hessen-Thuringen.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from California Health Insurance Construction Loan Insurance Program or California State General Obligation.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD            Community College District
ETM            Escrowed to final maturity
PRE            Prerefunded to a date prior to maturity
USD            Unified School District

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1 | USAA California Bond Fund
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PORTFOLIO OF INVESTMENTS


USAA California Bond Fund
June 30, 2009 (unaudited)

PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (97.9%)

               CALIFORNIA (97.9%)

$   4,500      Antelope Valley Healthcare District (INS)    5.20%         1/01/2027       $   3,919
   16,700      Association of Bay Area Governments (INS)
                     (a)                                    6.20         11/01/2029          13,638
   17,520      Association of Bay Area Governments (INS)    4.75          3/01/2036          14,128
    6,100      Baldwin Park USD (INS)                       5.00 (b)      8/01/2031           1,363
    6,375      Baldwin Park USD (INS)                       5.01 (b)      8/01/2032           1,339
    3,000      Central USD (INS)                            5.50          8/01/2029           3,070
   14,595      Chabot-Las Positas CCD (INS)                 5.06 (b)      8/01/2034           2,851
   10,000      Chabot-Las Positas CCD (INS)                 5.07 (b)      8/01/2035           1,837
    5,000      Chula Vista                                  5.88          1/01/2034           5,043
   12,605      Coast CCD (INS)                              5.48 (b)      8/01/2034           2,598
    5,000      Coronado Community Dev. Agency (INS) (PRE)   5.60          9/01/2030           5,397
    1,860      Educational Facilities Auth. (INS)           5.75         11/01/2030           1,861
    4,140      Educational Facilities Auth. (INS) (PRE)     5.75         11/01/2030           4,426
    2,755      Escondido (INS)                              5.75          9/01/2030           2,778
    3,190      Escondido (INS) (PRE)                        5.75          9/01/2030           3,416
    1,500      Fresno (INS)                                 5.50          7/01/2030           1,485
   18,000      Golden State Tobacco Securitization,
                     4.55%, 6/01/2010 (INS)                 4.57 (c)      6/01/2022          15,032
   17,000      Golden State Tobacco Securitization          5.00          6/01/2033          11,142
   10,000      Golden State Tobacco Securitization (INS)    5.00          6/01/2035           8,338
    1,000      Health Facilities Financing Auth. (NBGA)     5.50          1/01/2019           1,000
    2,200      Health Facilities Financing Auth. (NBGA)     5.00         11/01/2024           2,002
    2,000      Health Facilities Financing Auth. (NBGA)     5.00         11/01/2029           1,750
    2,000      Health Facilities Financing Auth.            6.50         10/01/2033           2,151
   16,510      Health Facilities Financing Auth.            5.00         11/15/2034          14,390
   11,230      Health Facilities Financing Auth. (NBGA)     5.00          7/01/2036           9,410
    6,000      Health Facilities Financing Auth.            5.25          4/01/2039           5,386
   17,085      Health Facilities Financing Auth.            5.25         11/15/2046          15,322
    3,000      Housing Finance Agency (INS)                 6.05          8/01/2027           3,002
    9,310      Indio Redevelopment Agency                   5.25          8/15/2031           7,973
    2,630      Indio Redevelopment Agency                   5.25          8/15/2035           2,182
    1,000      Infrastructure and Economic Dev. Bank        5.63          7/01/2020           1,005
    1,250      Infrastructure and Economic Dev. Bank        5.75          7/01/2030           1,256
    6,000      Inland Empire Tobacco Securitization
                     Auth., 5.75%, 12/01/2011               5.75 (c)      6/01/2026           3,456
    5,000      Irvine USD Financing Auth. (INS)             5.00          9/01/2038           3,927
    3,875      Long Beach Bond Finance Auth.                5.00         11/15/2035           3,231
   10,700      Los Angeles Department of Water and
                     Power  (a)                             5.00          7/01/2030          10,645
   10,000      Los Angeles Municipal Improvement Corp.
                     (INS)                                  4.75          8/01/2032           9,160
    1,000      Los Banos Redevelopment Agency (INS)         5.00          9/01/2036             810
   10,000      Madera Redevelopment Agency                  5.38          9/01/2038           9,169
    7,070      Marina Coast Water District (INS)            5.00          6/01/2037           6,239
    6,000      Modesto Irrigation District                  5.75         10/01/2034           6,002
    7,500      Monterey Peninsula CCD (INS)                 5.11 (b)      8/01/2029           2,118
    1,405      Municipal Finance Auth. (INS)                5.00          6/01/2031           1,103
    1,000      Municipal Finance Auth. (INS)                5.00          6/01/2036             754
    5,000      Norwalk Redevelopment Agency (INS)           5.00         10/01/2030           4,203
    3,500      Norwalk Redevelopment Agency (INS)           5.00         10/01/2035           2,794
    7,500      Norwalk-La Mirada USD (INS)                  5.00 (b)      8/01/2030           1,688

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2 | USAA California Bond Fund

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PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$   6,205      Oakdale Irrigation District                  5.50%         8/01/2034       $   6,175
   15,200      Oakland USD (INS) (PRE)                      5.50          8/01/2024          16,029
    5,500      Palomar Pomerado Health (INS)                4.89 (b)      8/01/2026           1,824
      970      Poway Redevelopment Agency (INS)             5.75          6/15/2033             876
    4,030      Poway Redevelopment Agency (INS) (PRE)       5.75          6/15/2033           4,411
    2,400      Public Works Board                           5.25          6/01/2024           2,256
    2,500      Public Works Board                           5.25          6/01/2025           2,345
    6,500      Public Works Board                           5.00         11/01/2029           5,956
    7,900      Public Works Board                           5.25          6/01/2030           7,078
    6,875      Public Works Board                           5.00          4/01/2031           5,926
    5,470      Public Works Board                           5.00          4/01/2031           4,715
    5,705      Public Works Board                           5.00          4/01/2031           4,917
    6,775      Regents of Univ. of California (INS)         4.75          5/15/2030           6,480
    5,000      Regents of Univ. of California (INS)         4.75          5/15/2031           4,777
   10,000      Riverside County Public Financing Auth.
                     (INS)                                  4.75         10/01/2035           7,655
    7,030      Sacramento City Financing Auth. (INS)        5.00         12/01/2036           6,796
   20,225      Sacramento County Sanitation District
                     Finance Auth. (INS) (PRE)              5.63         12/01/2030          21,864
   10,990      Sacramento Municipal Utility District
                     Financing Auth. (INS)                  4.75          7/01/2025           9,268
   12,805      San Bernardino County Redevelopment
                     Agency (INS) (a)                       5.00          9/01/2030          10,663
   11,340      San Bernardino County Redevelopment
                     Agency (INS)                           5.00          9/01/2035           9,104
    1,110      San Diego County                             5.00          9/01/2023           905
    3,190      San Francisco City and County Airport
                     (INS) (PRE)                            5.63          5/01/2025           3,361
    3,500      San Francisco City and County Airport        5.25          5/01/2026           3,453
    8,845      San Francisco City and County Airport
                     (INS) (PRE)                            5.63          5/01/2030           9,321
    5,000      San Francisco City and County
                     Redevelopment Financing Auth. (INS)    4.88          8/01/2036           3,637
    4,075      San Jose                                     4.95          4/01/2012           4,163
    4,000      San Jose Redevelopment Agency (INS)          4.45          8/01/2032           2,878
   14,000      Santa Ana USD (INS)                          5.70          8/01/2029          14,209
    3,500      Santa Barbara Financing Auth.                5.00          7/01/2029           3,401
    9,000      Santa Barbara Financing Auth.                5.00          7/01/2039           8,455
    1,750      Sierra View Local Health Care District       5.25          7/01/2037           1,483
    9,645      Solano CCD (INS)                             4.96 (b)      8/01/2028           2,800
    9,735      Solano CCD (INS)                             5.00 (b)      8/01/2030           2,353
   10,000      South Orange County Public Financing
                     Auth. (INS)                            5.00          8/15/2032           8,166
    6,470      State (INS) (PRE)                            5.88         10/01/2026           6,625
    2,740      State (INS) (PRE)                            5.88         10/01/2026           2,806
    6,000      State                                        4.50          8/01/2030           4,684
    5,000      State                                        5.75          4/01/2031           4,843
    5,000      State                                        4.50         10/01/2036           3,700
   10,000      State (NBGA)                                 4.50         12/01/2037           7,841
    5,000      Statewide Communities Dev. Auth. (INS)       5.50          8/01/2022           4,563
    2,225      Statewide Communities Dev. Auth. (INS)       4.50          2/01/2027           1,745
   11,795      Statewide Communities Dev. Auth. (NBGA)      5.00         12/01/2027          10,230
    5,115      Statewide Communities Dev. Auth.             5.00          5/15/2031           4,035
    5,000      Statewide Communities Dev. Auth.             5.50          7/01/2031           4,720
   17,500      Statewide Communities Dev. Auth.             5.25          8/01/2031          16,206
    3,370      Statewide Communities Dev. Auth.             5.00          5/15/2032           2,622
    8,000      Statewide Communities Dev. Auth.  (a)        5.50         11/01/2032           7,529
   13,400      Statewide Communities Dev. Auth.             4.75          4/01/2033          11,189
    5,000      Statewide Communities Dev. Auth. (INS)       4.60          2/01/2037           3,582
   13,000      Statewide Communities Dev. Auth. (NBGA)      5.00         12/01/2037          10,387
    9,000      Statewide Communities Dev. Auth.             5.00          5/15/2038           6,763
    3,500      Statewide Communities Dev. Auth. (NBGA)      5.75          8/15/2038           3,289
    2,500      Statewide Communities Dev. Auth.             5.00         11/15/2038           2,232
   19,080      Suisun City Public Financing Auth.           5.37 (b)     10/01/2033           3,804
    7,190      Tuolumne Wind Project Auth.  (d)             5.63          1/01/2029           7,177


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3 | USAA California Bond Fund

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PRINCIPAL                                                                                    MARKET
AMOUNT                                                    COUPON              FINAL           VALUE
(000)         SECURITY                                      RATE           MATURITY           (000)
---------------------------------------------------------------------------------------------------

$  14,675      Vallejo Sanitation and Flood Control
                     District (INS)                         5.00%         7/01/2019       $  13,911
    7,000      Vista (INS)                                  5.00          5/01/2037           6,075
    7,085      Washington Township Health Care District     5.13          7/01/2023           6,709
    6,080      Washington Township Health Care District     5.00          7/01/2037           5,060
    1,245      Watsonville  (ETM)                           6.20          7/01/2012           1,333
                                                                                        -----------
               Total Fixed-Rate Instruments (cost: $685,682)                                607,149
                                                                                        -----------

               VARIABLE-RATE DEMAND NOTES (2.0%)

               CALIFORNIA (2.0%)

    1,070      Housing Finance Agency (LIQ)                 3.25          2/01/2031           1,070
    3,500      Pomona (LOC - HSH Nordbank A.G.)             0.33          1/01/2034           3,500
    8,000      State (LIQ)(LOC - Dexia Credit Local) (e)    1.25          8/01/2032           8,000
                                                                                        -----------
               Total Variable-Rate Demand Notes (cost: $12,570)                              12,570
                                                                                        -----------


               TOTAL INVESTMENTS (COST: $698,252)                                       $   619,719
                                                                                        ===========

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                                                                       Portfolio of Investments | 4

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NOTES TO PORTFOLIO
OF INVESTMENTS

June 30, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA California Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

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5 | USAA California Bond Fund

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B. FAIR VALUE MEASUREMENTS - Statement of Financial Accounting Standards (SFAS)
No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of June 30, 2009:

                                                                  SIGNIFICANT
                                         OTHER SIGNIFICANT       UNOBSERVABLE
                        QUOTED PRICES    OBSERVABLE INPUTS           INPUTS
INVESTMENTS               (LEVEL 1)          (LEVEL 2)             (LEVEL 3)
--------------------------------------------------------------------------------
Municipal Securities*            $-        $619,719,000                     $-
                        --------------------------------------------------------
TOTAL                            $-        $619,719,000                     $-
--------------------------------------------------------------------------------
*Includes debt securities issued by states, territories, and possessions of the United States, and political subdivisions thereof. Refer to the portfolio of investments for a detailed list of the Fund's investments.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. SUBSEQUENT EVENTS - Effective June 30, 2009, the Fund adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the quarterly report is issued or

================================================================================
                                           Notes to Portfolio of Investments | 6

================================================================================

available to be issued and categorizes subsequent events as recognized or non-recognized for quarterly report purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Fund has evaluated subsequent events through August 25, 2009, the date the quarterly report was issued, and has included disclosures and accounting adjustments in the quarterly report for any subsequent events that impacted the Fund's financial condition at June 30, 2009.

E. As of June 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2009, were $6,593,000 and $85,126,000, respectively, resulting in net unrealized depreciation of $78,533,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $620,114,000 at June 30, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) At June 30, 2009, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(d) At June 30, 2009, the aggregate market value of securities purchased on a when-issued basis was $7,177,000.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

================================================================================
7 | USAA California Bond Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.